UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
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Address:   800 Third Avenue, 10th Floor
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           New York, New York  10022
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           --------------------------------------------------

Form 13F File Number:  028-11621
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
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Title:     Managing Member
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Phone:     (212) 330-2235
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Philip R. Broenniman    New York, NY             5/13/07
       ------------------------   ------------------------ -------------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:       $48,945
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name



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                                                                FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP    x($1000) PRN AMT PRN CALL DISCRETN MANAGERS    SOLE    SHARED   NONE
  ------------------------------ --------------- --------- -------- ------- --- ---- -------- --------- -------- -------- -------
ACCREDITED HOME LENDRS HLDG      COM             00437P107     185   20,000 SH         SOLE               20,000    0        0
ACCREDITED HOME LENDRS HLDG      COM             00437P107     185   20,000 SH  PUT    SOLE               20,000    0        0
ARBINET THEXCHANGE INC           COM             03875P100   1,898  300,300 SH         SOLE              300,300    0        0
CHENIERE ENERGY INC              COM NEW         16411R208     312   20,000 SH  PUT    SOLE               20,000    0        0
CHENIERE ENERGY INC              COM NEW         16411R208     312   20,000 SH  PUT    SOLE               20,000    0        0
CHESAPEAKE ENERGY CORP           COM             165167107     463   15,000 SH         SOLE               15,000    0        0
CHESAPEAKE ENERGY CORP           COM             165167107   1,544   20,000 SH  CALL   SOLE               20,000    0        0
ELECTRO SCIENTIFIC INDS          COM             285229100     673   35,000 SH         SOLE               35,000    0        0
GLENAYRE TECHNOLOGIES INC        COM             377899109     543  250,000 SH         SOLE              250,000    0        0
IMMERSION CORP                   COM             452521107     902  100,000 SH         SOLE              100,000    0        0
IMMERSION CORP                   COM             452521107     451   20,000 SH  CALL   SOLE               20,000    0        0
INFOCUS CORP                     COM             45665B106     164   58,697 SH         SOLE               58,697    0        0
LEAR CORP                        COM             521865105     913   20,000 SH  CALL   SOLE               20,000    0        0
LIGAND PHARMACEUTICALS INC       CL B            53220K207     675   66,925 SH         SOLE               66,925    0        0
NEON COMMUNICATIONS GROUP IN     COM             64050T101   2,238  476,127 SH         SOLE              476,127    0        0
PARTICLE DRILLING TECHNOLOGI     COM             70212G101     605  153,200 SH         SOLE              153,200    0        0
SPDR TR                          UNIT SER 1      78462F103   3,550   20,000 SH  PUT    SOLE               20,000    0        0
SPDR TR                          UNIT SER 1      78462F103   7,100   20,000 SH  PUT    SOLE               20,000    0        0
SPDR TR                          UNIT SER 1      78462F103   7,100   20,000 SH  PUT    SOLE               20,000    0        0
SPDR TR                          UNIT SER 1      78462F103   7,100   20,000 SH  PUT    SOLE               20,000    0        0
SPDR TR                          UNIT SER 1      78462F103   7,100   20,000 SH  CALL   SOLE               20,000    0        0
SAVIENT PHARMACEUTICALS INC      COM             80517Q100     601   50,000 SH         SOLE               50,000    0        0
TERADYNE INC                     COM             880770102     827   20,000 SH  PUT    SOLE               20,000    0        0
TRAVELCENTERS OF AMERICA LLC     COM             894174101   1,153   30,000 SH         SOLE               30,000    0        0
CELLCOM ISRAEL LTD               SHS             M2196U109     768   42,100 SH         SOLE               42,100    0        0
VERIGY LTD                       SHS             Y93691106     997   42,500 SH         SOLE               42,500    0        0
VERIGY LTD                       SHS             Y93691106     587   20,000 SH  CALL   SOLE               20,000    0        0

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